Apr. 25, 2025
MML Mid Cap Value Fund | MML Mid Cap Value Fund
INVESTMENT OBJECTIVE
This Fund seeks long-term capital growth.
Income is a secondary objective.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. The expenses in the table do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a variable life insurance or variable annuity contract. If these charges were reflected, the fees and expenses in the table would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Initial Class	Service Class
Management Fees	0.84%	0.84%
Distribution and Service (Rule 12b-1) Fees	None	0.25%
Other Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses	0.89%	1.14%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. If separate account or variable life insurance or variable annuity contract expenses were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Initial Class	$91	$284	$493	$1,096
Service Class	$116	$362	$628	$1,386

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE
Principal Investment Strategies
The Fund invests primarily in equity securities of mid-capitalization companies that the Fund’s subadviser, American Century Investment Management, Inc. (“American Century”), believes offer prospects for long-term capital growth. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of medium-size companies. American Century currently considers “mid-cap” companies to include those whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 1000® Index, excluding the largest 100 such companies (as of February 28, 2025, between $297.55 million and $102.75 billion). American Century intends to manage the Fund so that its dollar-weighted average market capitalization falls within the market capitalization range of companies included in the Russell Midcap® Index (as of February 28, 2025, between $334.21 million and $82.33 billion). Equity securities may include common stock, preferred stock, securities convertible into common or preferred stock, stock futures contracts, and stock index futures contracts. The Fund may invest in real estate investment trusts (“REITs”). The Fund may use futures contracts as a substitute for direct investments in equity securities.
The Fund typically invests most of its assets in equity securities of U.S. companies, but may invest in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund’s investments in foreign securities are limited to 35% of its total assets. The Fund may but will not necessarily engage in foreign currency forward contracts to seek to hedge or to attempt to protect against adverse changes in currency exchange rates. Use of derivatives by the Fund may create investment leverage. The Fund may invest a portion of its assets in debt securities of companies and debt obligations of governments and their agencies, and other similar securities. The Fund may at times have significant exposure to one or more industries or sectors. The Fund may hold a portion of its assets in cash or cash equivalents.
In selecting investments for the Fund, American Century seeks to identify stocks of companies that it believes are undervalued at the time of purchase.
American Century attempts to purchase the stocks of these undervalued companies and hold each stock until it has returned to favor in the market and the stock’s price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, American Century looks for companies with earnings, cash flows, and/or assets that may not be accurately reflected in the companies’ values, as determined by the managers. The managers also may consider whether the companies’ securities have a favorable income-paying history and whether income payments are expected to continue or increase. American Century uses a variety of analytical research tools and techniques to help it make decisions about buying or holding securities of companies that meet its investment criteria and selling the securities of companies that do not.
American Century may sell a stock from the Fund if, for example, in its judgment, a stock no longer meets its valuation criteria, a stock’s risk parameters outweigh its return opportunity, more attractive alternatives are identified, or specific events alter a stock’s prospects.

Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Initial Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Russell Midcap Value Index). Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Annual Performance Initial Class Shares

Highest Quarter:	4Q ’20,	16.89%	Lowest Quarter:	1Q ’20,	-27.55%

Average Annual Total Returns (for the periods ended December 31, 2024)
		One Year	Five Years	Ten Years
Initial Class	MML Mid Cap Value Fund	8.53%	7.31%	8.05%
Service Class	MML Mid Cap Value Fund	8.29%	7.05%	7.79%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)(1)		23.81%	13.86%	12.55%
Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)		13.07%	8.59%	8.10%

(1)
Effective July 24, 2024, the Russell 3000 Index replaced the Russell Midcap Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell Midcap Value Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.